Note 7 - Deposits (Details) - Certificates of Deposit by Maturity (USD $)	Dec. 31, 2014
Certificates of Deposit by Maturity [Abstract]
2015	$ 62,038,920
2016	26,874,655
2017	19,020,119
2018	5,229,749
2019	4,701,854
Thereafter	3,116,489
$ 120,981,786